Investment Strategy - DWS RREEF Global Infrastructure Fund	Apr. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of net assets in the securities of US and non-US infrastructure-related companies. For purposes of the fund's 80% investment policy, the term “net assets” means the fund's net assets, plus the amount of any borrowings for investment purposes. The fund considers a company to be an infrastructure-related company if at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are derived, directly or indirectly, from the ownership, management, construction, operation, utilization or financing of infrastructure assets. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, airports and seaports), utility assets (such as generating stations, gas and electric lines, water and sewer facilities, and communications networks) and social assets (such as hospitals, schools, and subsidized housing). The fund will invest 25% or more of its total assets in securities of companies engaged principally in infrastructure-related companies. The fund may invest in companies of any market capitalization.Under normal circumstances, the fund invests mainly in equity securities, though it may also invest in fixed-income securities without limitation. The fund allocates its assets among various regions and countries, including emerging market countries, and normally invests most of its assets in issuers that are organized or located outside the US or that do a substantial amount of business outside the US.Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in the securities of US and non-US infrastructure-related companies.Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:Top-down research. Portfolio management analyzes various factors, including infrastructure market dynamics (such as supply/demand conditions), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions. This portfolio management analysis leads to the fund’s weightings across investment sectors (e.g., utilities and energy) as well as across countries or regions (e.g., the US and Canada).Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund’s exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities it believes can provide superior returns over the long-term, and to sell those that it believes no longer represent the strongest prospects. In addition to valuing the cash flow stream of the underlying assets, this analysis primarily considers a company's balance sheet, the quality and geography of the infrastructure asset, the management team, liquidity, and a number of environmental, social and governance (ESG) considerations, each of which can impact an investment's risks and expected returns.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will invest 25% or more of its total assets in securities of companies engaged principally in infrastructure-related companies.